Segment Information - Schedule of Assets and Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Total assets:
Total assets	$ 9,554	$ 11,318
Property, plant and equipment, net:
Total property, plant and equipment, net	94
Metal Stamping and Mechanical OEM [Member]
Total assets:
Total assets	5,041	5,486
Property, plant and equipment, net:
Total property, plant and equipment, net	57
Electric OEM [Member]
Total assets:
Total assets	4,302	5,770
Property, plant and equipment, net:
Total property, plant and equipment, net	37
Corporate [Member]
Total assets:
Total assets	$ 211	$ 62